SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i (Details) - 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
Employer identification number	26-1135778
Plan number	004
Participant Loans	$ 672,981
Total Assets under investment with Principal Trust Company	$ 34,725,350
Investment, Identifier [Axis]: Baird, Registered Investment Company BAIRD AGGREGATE BOND INST FUND
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:BairdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 302,295
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GREAT GRAY TRUST COMPANY, Common/Collective Trust INTERNATIONAL STOCK I1 FUND
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:GreatGrayTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 49,800
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GREAT GRAY TRUST COMPANY, Common/Collective Trust LARGE CAP GROWTH I1 FUND
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:GreatGrayTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 1,170,214
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GREAT GRAY TRUST COMPANY, Common/Collective Trust LARGE CAP VALUE I1 FUND
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:GreatGrayTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 435,576
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GREAT GRAY TRUST COMPANY, Common/Collective Trust SMALL CAP GR FD FEE CL I1
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:GreatGrayTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 78,660
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: GREAT GRAY TRUST COMPANY, Common/Collective Trust SMALL CAP VALUE II I1 FUND
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:GreatGrayTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 24,360
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: ORANGE COUNTY BANCORP, Employer Security ORANGE COUNTY BANCORP STOCK
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:OrangeCountyBancorpMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
Current Value	$ 3,760,136
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Fiduciary Trust Company, Common/Collective Trust PUTNAM STABLE VALUE FUND (15)
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:PutnamFiduciaryTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 22,413
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Reliance Trust Company, Common/Collective Trust METLIFE SV FD SER 25053 CL 0
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:RelianceTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 1,942,908
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA INTL INDEX SL FD CLASS IX
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 634,738
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA RUSSELL SC IDX SEC LND II
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 784,521
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA SP 500 IDX SEC LND SER II
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 6,511,288
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA SP MCP ID SEC LND SRS XIV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 2,022,924
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TAR RET 2070 SEC LND IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 41,961
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2025 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 1,530,661
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2030 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 4,585,509
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2035 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 2,448,748
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2040 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 1,535,460
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2045 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 1,478,864
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2050 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 970,630
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2055 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 861,814
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2060 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 541,584
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET 2065 SEC LD IV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 376,480
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA TARGET RET SEC LND IV FD
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 190,581
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust SSGA US IN PRO BD IDX SL CL II
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 176,727
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust STATE STREET REIT INDEX II
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 234,743
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Common/Collective Trust STATE STREET US BD ID SL XIV
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds
Current Value	$ 97,485
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Interest Bearing Cash SS CASH SER US GOVT FD CL G
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Accounts
Current Value	$ 1,111,249
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: STATE STREET GLOBAL ADV TRUST CO, Registered Investment Company STATE ST US LG GOV BD IDX NL C
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
EBP, Investment, Issuer Name [Extensible Enumeration]	obt:StateStreetGlobalAdvTrustCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 130,040
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
Loan interest rate	4.25%
Maximum
SCHEDULE OF ASSETS (HELD AT YEAR END) - SCHEDULE H, PART IV, LINE 4i
Loan interest rate	9.50%